Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 267,231,931.72
Previously Paid Amount	0
Total Fee Amount	36,904.73
Total Offset Amount	0
Net Fee	$ 36,904.73
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A